Income Tax - Summary of Reconciliation of Tax Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income taxes	$ (68,528)	$ (79,733)
Canadian statutory rate	23.50%	23.40%
Expected income tax provision	$ (16,104)	$ (18,658)
Change in unrecognized deferred tax asset	21,128	27,664
Exchange rate effects on tax basis	23,493	(2,223)
Impairment of goodwill	20,484	11,232
Earnings taxed in foreign jurisdictions	2,063	543
Amounts not deductible (taxable) for tax purposes	8,869	4,373
Impact of accounting for associates and joint ventures	(579)	(1,104)
Other	780	(617)
Income taxes	$ 42,396	$ 21,210